Fair Value Measurements - Fair Value of the Company Level 3 Financial Liabilities (Details) - Level 3 - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	$ 18,129	$ (6,000)	$ (6,000)	$ 10,130
Acquisitions (see Note 3)	24,145			36,117
Payment of contingent consideration			1,666	(13,108)
Accretion	699	(6,000)	(10,575)	832
Change in fair value	(4,544)		18,129	6,148
Foreign currency translation adjustments	(10,000)			40,119
Reclassification to acquisition debt			(7,081)
Balance at the end	$ 28,429	$ 1,306	$ 18,129	$ (6,000)